REVENUE (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of total revenue

	Three months ended June 30, 2026	Three months ended June 30, 2025	Nine months ended June 30, 2026	Nine months ended June 30, 2025
	$	$	$	$

Digital assets mined	10,660,663	6,433,870	23,476,975	17,441,919
Refunds and other adjustments	(9,812)	—	(9,812)	1,061
Total revenue	10,650,851	6,433,870	23,467,163	17,442,980